Commitments and contingencies - Schedule of Commitment Under Operating Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 145.1
2023	147.7
2024	150.6
2025	126.8
2026	111.9
Thereafter	109.1
Operating lease liabilities to be paid	$ 791.2	$ 927.0